Debt - Senior debt (Details)					1 Months Ended
	Apr. 13, 2020	Mar. 31, 2020	Nov. 22, 2017 USD ($)	Sep. 30, 2016 USD ($)	Sep. 30, 2016 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Debt Instrument [Line Items]
End of term charge						$ 534,237	$ 952,416
Senior debt
Debt Instrument [Line Items]
Face amount of debt			$ 1,068,750	$ 35,000,000	$ 35,000,000
Stated interest rate	11.50%	10.75%
Paid-In-Kind ("PIK") interest rate				1.35%	10.75%
End of term charge			1,068,750	$ 787,500	$ 787,500
Amount of principal prepaid			$ 10,000,000
Senior debt | Minimum
Debt Instrument [Line Items]
Fixed charge coverage ratio			0.9
Senior debt | Maximum
Debt Instrument [Line Items]
Fixed charge coverage ratio			1
Senior debt | Prime rate
Debt Instrument [Line Items]
Spread on variable rate	4.25%	4.50%
Stated interest rate				7.25%	7.25%